Document and Entity Information Document	Dec. 11, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	SJW Group
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8966
Entity Tax Identification Number	77-0066628
Entity Address, Address Line One	110 West Taylor Street,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	279-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SJW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000766829